                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-D monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-JAN-07

DAIMLERCHRYSLER AUTO TRUST 2006-D
MONTHLY SERVICER'S CERTIFICATE (KV)                                  PAGE 1 OF 2


Payment Determination Statement Number           1
Distribution Date                        08-Jan-07
Record Date                              05-Jan-07

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period        14-Nov-06           31-Dec-06
Accrual Period            05-Dec-06           07-Jan-07
30/360 Days                      33
Actual/360 Days                  34

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           89,026    $1,650,000,619.11
Collections of Installment Principal                       45,801,747.31
Collections Attributable to Full Payoffs                   31,194,955.73
Principal Amount of Repurchases                               541,186.03
Principal Amount of Gross Losses                               37,412.89
                                                       -----------------
Pool Balance - End of Period(EOP)            86,911    $1,572,425,317.15
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,650,000,619.11
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 95.30%
Ending Overcollateralization(O/C) Amount                      $  118,074,826.40
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             108.119%
Cumulative Net Losses                                         $       28,769.92
Net Loss Ratio (3 mos weighted avg.)                                      0.021%
Cumulative Recovery Ratio                                                23.102%

Delinquency Information:(1)      $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
---------------------------   -------------   ------------------   -------------
31-60 Days Delinquent         10,312,670.74         0.656%              570
61-90 Days Delinquent
91-120 Days Delinquent
121 Days or More Delinquent
Repossessions                    623,597.94         0.040%               28

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        623,597.94
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)      0.03971%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                        6.678%
Weighted Average Remaining Term (months)       52.39
Weighted Average Seasoning (months)            12.18

CASH SOURCES
   Collections of Installment Principal       $   45,801,747.31
   Collections Attributable to Full Payoffs       31,194,955.73
   Principal Amount of Repurchases                   541,186.03
   Recoveries on Loss Accounts                         8,642.97
   Collections of Interest                        13,254,037.83
   Investment Earnings                               257,690.69
   Reserve Account                                 3,840,000.00
                                              -----------------
   TOTAL SOURCES                              $   94,898,260.56
                                              =================
CASH USES
   Servicer Fee                               $    2,154,167.47
   A Note Interest                                 7,042,869.59
   Priority Principal Distribution Amount          1,356,127.18
   B Note Interest                                   211,714.25
   Reserve Fund                                    3,840,000.00
   Regular Principal Distribution Amount          80,293,382.07
   Distribution to Certificateholders                      0.00
                                              -----------------
   TOTAL CASH USES                            $   94,898,260.56
                                              =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $   94,898,260.56
Investment Earnings in Trust Account                (257,690.69)
Daily Collections Remitted                       (88,417,919.18)
Cash Reserve in Trust Account                     (3,840,000.00)
Servicer Fee (withheld)                           (2,154,167.47)
O/C Release to Seller                                      0.00
                                              -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT        $      228,483.22
                                              =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                  $1,572,425,317.15
Yield Supplement O/C Amount                      (83,881,444.33)
                                              -----------------
Adjusted Pool Balance                         $1,488,543,872.82
Total Securities                              $1,454,350,490.75
                                              -----------------
Adjusted O/C Amount                           $   34,193,382.07
Target Overcollateralization Amount           $   74,427,193.64
O/C Release Period?                                          No
O/C Release                                   $            0.00

                                                                                             Principal
                                                                               Principal        per         Interest     Interest
NOTES                                 Beginning Balance    Ending Balance       Payment      $1000 Face     Payment     $1000 Face
-----                                 -----------------  -----------------  --------------  -----------  -------------  ----------
Class A-1 336,000,000.00 @ 5.32938%      336,000,000.00     254,350,490.75   81,649,509.25  243.0044918   1,691,189.92   5.0333033
Class A-2 477,000,000.00 @ 5.19%         477,000,000.00     477,000,000.00            0.00    0.0000000   2,269,327.50   4.7575000
Class A-3 467,000,000.00 @ 4.98%         467,000,000.00     467,000,000.00            0.00    0.0000000   2,131,855.00   4.5650000
Class A-4 209,900,000.00 @ 4.94%         209,900,000.00     209,900,000.00            0.00    0.0000000     950,497.17   4.5283333
Class B 46,100,000.00 @ 5.01%             46,100,000.00      46,100,000.00            0.00    0.0000000     211,714.25   4.5925000
                                      -----------------  -----------------  --------------               -------------
    Total Notes                       $1,536,000,000.00  $1,454,350,490.75  $81,649,509.25               $7,254,583.84
                                      =================  =================  ==============               =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 34